Schedule of Intangible Assets Subject to Amortization (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Internally developed capitalized software	$ 386	$ 274
Less: accumulated amortization	(180)	(87)
Total intangible assets, net	$ 206	$ 187